Other termed debts (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Capital Leased Assets [Line Items]
Property held under capital leases	$ 3,422,034	$ 3,938,512
Less: accumulated amortization	(3,227,874)	(3,684,056)
Net property under capital leases	194,160	254,456
The following is a summary of balances due under capital leases:
Total minimum lease payments	12,510	31,336
Less: amount representing interest	(449)	(2,030)
Present value of net minimum lease payments	12,061	29,306
Less: current portion	(12,061)	(17,245)
Long-term portion	0	12,061
Assets Held under Capital Leases [Member]
Capital Leased Assets [Line Items]
Property held under capital leases	56,013	111,495
Less: accumulated amortization	(38,276)	(82,555)
Net property under capital leases	$ 17,737	$ 28,940